Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year (a)	Summary Compensation Table Total for PEO (b) (1)	Compensation Actually Paid to PEO (c) (1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d) (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e) (1)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (f)	Net Income (Loss) (in millions) (g)
2022	$1,765,394	$(104,354)	$737,428	$91,515	$14.85	$(109.733)
2021	$1,357,274	$1,291,147	$986,985	$866,960	$120.39	$(88.381)

Named Executive Officers, Footnote [Text Block]	The PEO was Linda Findley for both years in the table. The Other NEOs were Meredith Deutsch and Irina Krechmer for 2022 and Meredith Deutsch and Randy Greben, the former Chief Financial Officer, for 2021.
PEO Total Compensation Amount	$ 1,765,394	$ 1,357,274
PEO Actually Paid Compensation Amount	$ (104,354)	1,291,147
Adjustment To PEO Compensation, Footnote [Text Block]	The following table describes the adjustments, each of which is required by SEC rule, to calculate the CAP Amounts from the SCT Amounts of our PEO (column (b)) and our Other NEOs (column (d)). The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.
EXECUTIVE COMPENSATION | PAY VERSUS PERFORMANCE DISCLOSURE

Adjustments	2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$1,765,394	$737,428	$1,357,274	$986,985
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year	$(1,265,394)	$(310,027)	$(647,000)	$(365,555)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$83,349	$20,421	$36,700	$207,355
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(587,911)	$(311,485)	$116,244	$22,773
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$80,077	$19,618	$0	$0
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(179,868)	$(64,441)	$97,629	$15,403
CAP Amounts (as calculated)	$(104,354)	$91,515	$1,291,147	$866,960

Non-PEO NEO Average Total Compensation Amount	$ 737,428	986,985
Non-PEO NEO Average Compensation Actually Paid Amount	$ 91,515	866,960
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table describes the adjustments, each of which is required by SEC rule, to calculate the CAP Amounts from the SCT Amounts of our PEO (column (b)) and our Other NEOs (column (d)). The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.
EXECUTIVE COMPENSATION | PAY VERSUS PERFORMANCE DISCLOSURE

Adjustments	2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$1,765,394	$737,428	$1,357,274	$986,985
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year	$(1,265,394)	$(310,027)	$(647,000)	$(365,555)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$83,349	$20,421	$36,700	$207,355
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(587,911)	$(311,485)	$116,244	$22,773
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$80,077	$19,618	$0	$0
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(179,868)	$(64,441)	$97,629	$15,403
CAP Amounts (as calculated)	$(104,354)	$91,515	$1,291,147	$866,960

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 14.85	120.39
Net Income (Loss)	$ (109,733,000)	(88,381,000)
PEO Name	Linda Findley
PEO [Member] | Subtract the Aggregate Value for Stock Awards and Option Awards Included in SCT for the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,265,394)	(647,000)
PEO [Member] | Add the Fair Value at Year-End of Awards Granted During the Fiscal Year that were Outstanding and Unvested at the Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	83,349	36,700
PEO [Member] | Year-over-year Change in Fair Value at Year-End of Awards Granted in any Prior Fiscal Year that were Outstanding and Unvested at Fiscal Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(587,911)	116,244
PEO [Member] | Add the Vesting Date Fair Value of Awards Granted and Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	80,077	0
PEO [Member] | Change as of the VEsting Date (From the end of the Prior Fiscal YEar) in Fair Value of Awards Granted in any Prior Fiscal Year for which Vesting Conditions were Satisficed During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(179,868)	97,629
Non-PEO NEO [Member] | Subtract the Aggregate Value for Stock Awards and Option Awards Included in SCT for the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(310,027)	(365,555)
Non-PEO NEO [Member] | Add the Fair Value at Year-End of Awards Granted During the Fiscal Year that were Outstanding and Unvested at the Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,421	207,355
Non-PEO NEO [Member] | Year-over-year Change in Fair Value at Year-End of Awards Granted in any Prior Fiscal Year that were Outstanding and Unvested at Fiscal Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(311,485)	22,773
Non-PEO NEO [Member] | Add the Vesting Date Fair Value of Awards Granted and Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,618	0
Non-PEO NEO [Member] | Change as of the VEsting Date (From the end of the Prior Fiscal YEar) in Fair Value of Awards Granted in any Prior Fiscal Year for which Vesting Conditions were Satisficed During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (64,441)	$ 15,403